Fair Value Measurements (Additional Information) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tranfer of assets among fair value hierarchy levels	$ 0	$ 0	$ 0
Prepaid Expense and Other Assets, Current	3,305,000	3,015,000	1,232,000
Other non-current liabilities	$ 893,000	$ 1,053,000	$ 0
MS APA Asset [Member]
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities	Liabilities
Derivative Liability	$ 1,400,000	$ 1,400,000
Other current liabilities	600,000	400,000
Initial Consideration Amount	$ 500,000	$ 500,000
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Assets	Assets
Derivative Asset	$ 1,400,000	$ 1,400,000
Other Assets, Current	800,000	1,000,000
Prepaid Expense and Other Assets, Current	600,000	400,000
Other non-current liabilities	800,000	1,000,000
Maximum [Member] | MS APA Asset [Member]
Future Milestone Payments	17,500,000	17,500,000
Minimum [Member] | MS APA Asset [Member]
Future Milestone Payments	700,000	700,000
Fair Value, Inputs, Level 3 [Member]
Change in fair value of CVR liability		80,000.00
Fair Value, Inputs, Level 3 [Member] | MS APA Asset [Member]
Change in fair value of CVR liability	$ 0	$ 100,000